Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 36,855	$ 46,592	$ 19,475
Accounts receivable, net	86,547	88,457	46,920
Prepaid expenses and other current assets	2,728	2,322	1,420
Total current assets	126,130	137,371	67,815
Property, equipment and software, net	4,510	3,902	1,467
Deferred tax assets	287	287	468
Restricted cash	742	742	334
Other assets	419	405	531
Total assets	132,088	142,707	70,615
Current liabilities:
Accounts payable	23,869	19,087	4,032
Accrued liabilities	38,767	50,438	34,414
Convertible note			419
Current portion of note payable, net of discount	996	1,362	1,416
Convertible preferred stock warrant liability	0	0	684
Deferred revenue	631	302	467
Deferred tax liabilities	245	276	468
Total current liabilities	64,508	71,465	41,900
Deferred rent	864	601	97
Note payable, net of current portion and discount		0	1,363
Total liabilities	65,372	72,066	43,360
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	30	30	7
Additional paid-in capital	97,325	94,013	46,116
Accumulated deficit	(30,429)	(23,285)	(18,841)
Accumulated other comprehensive loss	(210)	(117)	(43)
Total stockholders' equity	66,716	70,641	27,255
Total liabilities and stockholders' equity	132,088	142,707	70,615
Series A Convertible
Stockholders' equity:
Preferred stock			2
Series A-1 Convertible
Stockholders' equity:
Preferred stock			4
Series B Convertible
Stockholders' equity:
Preferred stock			5
Series C Convertible
Stockholders' equity:
Preferred stock			5
Preferred stock class undefined
Stockholders' equity:
Preferred stock